Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of net deferred tax assets
	December 31, 2022	December 31, 2021
Deferred tax assets
Net operating loss carryforward	$—	$35,810
Startup/Organization Expenses	414,684	141,779
Total deferred tax assets	414,684	177,589
Valuation Allowance	(414,664)	(177,589)
Deferred tax assets	$—	$—

Schedule of income tax provision
	December 31, 2022	For the Period From February 12, 2021 (Inception) Through December 31, 2021
Federal
Current	$434,898	$—
Deferred	(166,071)	(177,589)
State and Local
Current	89,879	—
Deferred	(71,024)	—

Change in valuation allowance	237,095	177,589

Income tax provision	$524,777	$—

Schedule of reconciliation of the federal income tax rate to the Company’s effective tax rate
	December 31, 2022	December 31, 2021

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.34%	—%
Prior year true up	(0.58)%	—%
Change in fair value of warrants	(20.26)%	(27.57)%
Penalties on franchise tax obligations	0.05%	—
Other permanent differences	—%	1.85%
Valuation allowance	3.80%	4.80%
Effective tax rate	8.35%	0.00%